Schedule of Investments (unaudited)	iShares® MSCI Europe Financials ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.8%
Erste Group Bank AG	244,993	$11,425,267

Belgium — 1.8%
Ageas SA/NV	113,963	5,231,079
Groupe Bruxelles Lambert NV	62,861	4,666,171
KBC Group NV	178,884	13,288,247
Sofina SA	11,091	2,596,195
		25,781,692
Denmark — 1.3%
Danske Bank A/S	492,652	14,181,967
Tryg A/S	249,232	4,932,856
		19,114,823
Finland — 2.8%
Nordea Bank Abp, New	2,268,070	26,577,827
Sampo OYJ, Class A	322,561	13,090,628
		39,668,455
France — 10.2%
Amundi SA(a)	43,628	3,043,681
AXA SA	1,297,188	44,819,890
BNP Paribas SA	737,625	53,080,868
Credit Agricole SA	761,318	11,780,052
Edenred SE	178,329	8,462,044
Eurazeo SE	30,150	2,715,840
Euronext NV(a)	61,129	5,504,715
Societe Generale SA	516,159	13,907,931
Worldline SA/France(a)(b)	170,702	1,770,606
		145,085,627
Germany — 13.8%
Allianz SE, Registered	279,782	79,397,943
Commerzbank AG	751,584	11,170,147
Deutsche Bank AG, Registered	1,384,382	22,112,061
Deutsche Boerse AG	135,737	26,168,999
Hannover Rueck SE	43,159	10,705,329
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	97,472	42,869,021
Talanx AG(b)	46,469	3,495,144
		195,918,644
Ireland — 1.0%
AIB Group PLC	1,121,135	5,803,188
Bank of Ireland Group PLC	755,769	8,063,625
		13,866,813
Italy — 8.6%
Assicurazioni Generali SpA	724,493	17,664,906
Banco BPM SpA	864,504	5,676,022
FinecoBank Banca Fineco SpA	435,202	6,667,191
Intesa Sanpaolo SpA	10,446,809	39,102,462
Mediobanca Banca di Credito Finanziario SpA	363,650	5,166,777
Nexi SpA(a)(b)	416,615	2,423,931
Poste Italiane SpA(a)	327,002	4,153,945
UniCredit SpA	1,100,788	40,403,726
		121,258,960
Netherlands — 6.3%
ABN AMRO Bank NV, CVA(a)	339,105	5,431,974
Adyen NV(a)(b)	15,518	18,590,566
Aegon Ltd.	1,033,608	6,437,152
ASR Nederland NV	112,944	5,651,660
EXOR NV, NVS	67,060	7,321,307
ING Groep NV	2,373,657	37,528,148
Security	Shares	Value

Netherlands (continued)
NN Group NV	193,467	$8,924,802
		89,885,609
Norway — 1.0%
DNB Bank ASA	661,626	11,531,575
Gjensidige Forsikring ASA	143,770	2,305,106
		13,836,681
Spain — 8.1%
Banco Bilbao Vizcaya Argentaria SA	4,169,757	45,091,640
Banco Santander SA	11,559,547	56,244,501
CaixaBank SA	2,679,828	14,132,225
		115,468,366
Sweden — 5.8%
EQT AB	267,444	7,215,466
Industrivarden AB, Class A	90,908	2,927,558
Industrivarden AB, Class C	107,883	3,468,419
Investor AB, Class B	1,236,252	30,279,202
L E Lundbergforetagen AB, Class B	54,108	2,666,866
Skandinaviska Enskilda Banken AB, Class A	1,132,238	14,828,265
Svenska Handelsbanken AB, Class A	1,040,968	8,926,637
Swedbank AB, Class A	607,623	11,619,127
		81,931,540
Switzerland — 13.4%
Baloise Holding AG, Registered	32,672	4,937,159
Banque Cantonale Vaudoise, Registered	21,696	2,268,849
Helvetia Holding AG, Registered	26,563	3,474,587
Julius Baer Group Ltd.	147,357	7,906,933
Partners Group Holding AG	16,217	20,864,242
Swiss Life Holding AG, Registered	21,055	14,206,979
Swiss Re AG	215,432	23,418,614
UBS Group AG, Registered	2,349,158	61,696,566
Zurich Insurance Group AG	104,531	50,597,846
		189,371,775
United Kingdom — 23.3%
3i Group PLC	694,343	24,807,098
abrdn PLC	1,317,406	2,402,397
Admiral Group PLC	185,318	6,307,694
Aviva PLC	1,944,395	11,289,446
Barclays PLC	10,824,159	27,290,869
Hargreaves Lansdown PLC	253,872	2,565,462
HSBC Holdings PLC	13,683,296	118,606,136
Legal & General Group PLC	4,274,637	12,548,195
Lloyds Banking Group PLC	45,404,413	29,303,221
London Stock Exchange Group PLC	297,460	32,792,013
M&G PLC	1,610,383	4,031,638
NatWest Group PLC, NVS	4,078,782	15,394,878
Phoenix Group Holdings PLC	539,304	3,284,742
Prudential PLC	1,960,551	17,051,594
Schroders PLC	569,998	2,498,918
St. James’s Place PLC	389,783	2,109,231
Standard Chartered PLC	1,620,852	13,925,612
Wise PLC, Class A(b)	441,197	4,240,099
		330,449,243

Total Long-Term Investments — 98.2%
(Cost: $1,388,299,527)		1,393,063,495

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Financials ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(d)	1,080,000	$1,080,000

Total Short-Term Securities — 0.1%
(Cost: $1,080,000)		1,080,000

Total Investments — 98.3%
(Cost: $1,389,379,527)		1,394,143,495

Other Assets Less Liabilities — 1.7%		24,427,397

Net Assets — 100.0%		$1,418,570,892

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period endedApril 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$3,289,592	$—		$(3,290,617	)(b)	$1,338	$(313)	$—	—	$6,776	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	570,000	510,000	(b)	—		—	—	1,080,000	1,080,000	27,960		—
						$1,338	$(313)	$1,080,000		$34,736		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	280	06/21/24	$14,557	$(214,820)
FTSE 100 Index	99	06/21/24	10,055	222,993
				$8,173

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Financials ETF
April 30, 2024

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$1,393,063,495	$—	$1,393,063,495
Short-Term Securities
Money Market Funds	1,080,000	—	—	1,080,000
	$1,080,000	$1,393,063,495	$—	$1,394,143,495
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$222,993	$—	$222,993
Liabilities
Equity Contracts	—	(214,820)	—	(214,820)
	$—	$8,173	$—	8,173

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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